Document and Entity Information	May 18, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity File Number	001-33264
Entity Registrant Name	CARPARTS.COM, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	68-0623433
Entity Address, Address Line One	2050 W. 190th Street
Entity Address, Adress Line Two	Suite 400
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90504
City Area Code	424
Local Phone Number	702-1455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PRTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001378950
Amendment Flag	false